Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Product revenue	$ 75,164	$ 134,171	$ 128,914
Parts revenue	2,351	13,830	3,468
Service and other revenue (note 22)	10,181	16,031	23,244
Revenue, Net	87,696	164,032	155,626
Cost of revenue and expenses:
Cost of product and parts revenue	67,093	148,690	102,486
Research and development (note 18(d) and 19)	36,574	91,132	73,198
General and administrative (note 18(d))	22,738	46,475	44,811
Sales and marketing (note 18(d))	15,302	28,707	30,112
Foreign exchange (gain) loss	(2,053)	(15,168)	1,185
Depreciation and amortization	6,200	16,288	11,395
Bank charges, interest and other	917	595	737
Loss on disposal of assets	0	4,838	0
Intangible impairment (note 10)	0	1,721	0
Goodwill impairment (note 11)	0	34,964	0
Cost of Revenue	146,771	358,242	263,924
Loss before undernoted	(59,075)	(194,210)	(108,298)
Income from investments accounted for by the equity method	14,458	13,444	16,190
Interest on long-term debt and amortization of discount	(2,998)	(4,789)	(5,354)
Interest and other income	661	1,018	426
Loss before income taxes	(46,954)	(184,537)	(97,036)
Income tax expense (recovery) (note 20):
Current	1,028	1,414	2,147
Deferred	(2,188)	(541)	(409)
Income Tax Expense (Benefit)	(1,160)	873	1,738
Net loss for the period	(45,794)	(185,410)	(98,774)
Other comprehensive income (loss):
Cumulative translation adjustment	(12,370)	(17,308)	3,745
Comprehensive loss	$ (58,164)	$ (202,718)	$ (95,029)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.96)	$ (3.22)	$ (1.83)
Weighted average common shares outstanding:
Basic and diluted (in shares)	47,933,348	57,633,190	54,072,513